Note 1 - Supplemental Disclosures of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Interest paid for discontinued operations	$ 434	$ 374
Fair value of stock and warrants issued to placement agent		310
Equity received /revenue recognized from consulting compensation	$ 242